Information about financial instruments (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Financial Assets

	Carrying amount			Fair value
	December 31,			December 31,
	2018	2019	2020	2018	2019	2020
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$15,884	$9,977	$17,648	$15,884	$9,977	$17,648
Deposits and other receivables
Deposits	394	401	466	394	401	466
Other financial assets
Long-term investments	337	335	386	337	335	386
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	46	84	—	46	84
Cash, cash equivalents and short-term investments	12,086	14,098	18,474	12,086	14,098	18,474
Total financial assets	$28,701	$24,857	$37,058	$28,701	$24,857	$37,058
Total current	$27,970	$24,121	$36,206	$27,970	$24,121	$36,206
Total non-current	$731	$736	$852	$731	$736	$852
Financial liabilities:
Lease liability	—	4,104	5,776	—	4,104	5,776
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	10,295	4,068	14,228	10,295	4,068	14,228
Convertible debt	19,723	30,671	26,074	19,708	30,706	26,074
Venture debt	12,634	12,180	8,276	12,634	12,180	8,276
Government loans	1,431	1,002	6,920	1,431	1,002	6,920
Research project financing	4,688	5,696	6,473	4,688	5,696	6,473
Convertible debt embedded derivative	—	—	12,395	—	—	12,395
Trade and other payables (current and non current)	9,412	9,973	16,552	9,412	9,973	16,552
Total financial liabilities	$58,183	$67,694	$96,694	$58,168	$67,729	$96,694
Total current	$21,160	$27,363	$40,221	$21,160	$27,328	$40,221
Total non-current	$37,023	$40,331	$56,473	$37,008	$40,401	$56,473

Disclosure of Financial Liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2018	2019	2020	2018	2019	2020
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables and contract assets	$15,884	$9,977	$17,648	$15,884	$9,977	$17,648
Deposits and other receivables
Deposits	394	401	466	394	401	466
Other financial assets
Long-term investments	337	335	386	337	335	386
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	46	84	—	46	84
Cash, cash equivalents and short-term investments	12,086	14,098	18,474	12,086	14,098	18,474
Total financial assets	$28,701	$24,857	$37,058	$28,701	$24,857	$37,058
Total current	$27,970	$24,121	$36,206	$27,970	$24,121	$36,206
Total non-current	$731	$736	$852	$731	$736	$852
Financial liabilities:
Lease liability	—	4,104	5,776	—	4,104	5,776
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	10,295	4,068	14,228	10,295	4,068	14,228
Convertible debt	19,723	30,671	26,074	19,708	30,706	26,074
Venture debt	12,634	12,180	8,276	12,634	12,180	8,276
Government loans	1,431	1,002	6,920	1,431	1,002	6,920
Research project financing	4,688	5,696	6,473	4,688	5,696	6,473
Convertible debt embedded derivative	—	—	12,395	—	—	12,395
Trade and other payables (current and non current)	9,412	9,973	16,552	9,412	9,973	16,552
Total financial liabilities	$58,183	$67,694	$96,694	$58,168	$67,729	$96,694
Total current	$21,160	$27,363	$40,221	$21,160	$27,328	$40,221
Total non-current	$37,023	$40,331	$56,473	$37,008	$40,401	$56,473

Disclosure of Fair Value of Financial Instruments
As at December 31, 2018, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2018	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$337	—	$337	—

As at December 31, 2019, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2019	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$335	—	$335	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$46	—	$46	—
As at December 31, 2020, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	386	—	386	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	84	—	84	—
Liabilities measured at fair value

	At December 31,
	2020	Level 1	Level 2	Level 3
	(in thousands)
Convertible debt embedded derivative	12,395	—	12,395	—

As of December 31, 2019 and 2018, there were no liabilities measured at fair value.

Schedule of Present Fair Values of Derivative Financial Instruments
The following tables present fair values of foreign currency derivative financial instruments at December 31, 2019 and 2020. There was no foreign currency derivative financial instrument outstanding at December 31, 2018.

	At December 31, 2019
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S dollars)	€3,000	$46
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$46

	At December 31, 2020
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,250	$84
Options (buy euros, sell U.S. dollars)	—	—
Total	€2,250	$84

Summary of Customers Representing Company's Total Revenue
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2020	2019	2018	2020	2019	2018
A	South Korea	45%	22%	—%	$5,209,000	$2,680,000	$—
B	Taiwan	20%	27%	32%	4,767,000	1,383,000	5,881,000
C	United States of America	18%	7%	—%	—	—	—
D	Taiwan	Less than 10%	10%	Less than 10%	544,000	1,745,000	1,138,000
E	China	—%	Less than 10%	13%	—	—	1,858,000

Schedule of Liquidity Risk

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2018
Research project financing	$238	$973	$2,043	$1,687	$375	$73	$5,389
Interest-bearing receivables financing	10,295	—	—	—	—	—	10,295
Government loans	499	487	475	234	—	—	1,695
Convertible debt	—	7,863	23,357	—	—	—	31,220
Venture debt	2,057	6,158	6,158	2,396	—	—	16,769
Trade payables	9,412	—	—	—	—	—	9,412
Other current liabilities	4,654	—	—	—	—	—	4,654
	$27,155	$15,481	$32,033	$4,317	$375	$73	$79,434
At December 31, 2019
Research project financing	$739	$2,252	$2,601	$368	$72	$—	$6,032
Interest-bearing receivables financing	4,068	—	—	—	—	—	4,068
Government loans	478	466	229	—	—	—	1,173
Convertible debt	7,863	26,792	6,124	—	—	—	40,779
Venture debt	6,042	6,042	2,351	—	—	—	14,435
Lease liabilities	1,147	832	973	980	965	1,307	6,204
Trade payables	8,834	1,000	250	—	—	—	10,084
Other current liabilities	4,540	—	—	—	—	—	4,540
	$33,711	$37,384	$12,528	$1,348	$1,037	$1,307	$87,315
At December 31, 2020
Research project financing	$1,944	$2,387	$1,828	$425	$—	$—	$6,584
Interest-bearing receivables financing	14,228	—	—	—	—	—	14,228
Government loans	1,536	1,851	1,319	1,287	1,256	412	7,661
Convertible debt (1)	—	—	—	35,506	—	—	35,506
Venture debt	6,600	2,568	—	—	—	—	9,168
Lease liabilities	1,777	2,027	1,407	1,184	1,177	359	7,931
Trade payables	15,701	250	—	1,430	—	—	17,381
Other current liabilities	8,386	—	—	—	—	—	8,386
	$50,172	$9,083	$4,554	$39,832	$2,433	$771	$106,845

Schedule of Financial Liabilities

(in thousands)	January 1, 2018	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment	Other(1)	December 31, 2018
Government grant advances and loans	$6,622	985	(250)	151	—	(1,146)	$6,362
Convertible debt	$17,063	3,202	—	4,435	(3,630)	(1,347)	$19,723
Venture debt	$—	13,369	(243)	327	—	(819)	$12,634
Interest-bearing financing of receivables	$7,413	2,882	—	—	—	—	$10,295
Total	$31,098	20,438	(493)	4,913	(3,630)	(3,312)	$49,014

(in thousands)	January 1, 2019 *	Cash flows	Foreign exchange movement	Accrued interest	Other(1)	December 31, 2019
Government grant advances and loans	$6,362	1,006	(112)	220	145	$7,621
Convertible debt	$19,723	7,967	—	5,844	(2,863)	$30,671
Venture debt	$12,634	(2,010)	(240)	1,796	—	$12,180
Lease liabilities	$4,623	(1,922)	49	622	732	$4,104
Interest-bearing financing of receivables	$10,295	(6,227)	—	—	—	$4,068
Total	$53,637	(1,186)	(303)	8,482	(1,986)	$58,644
* Restated to reflect the impact of the adoption of IFRS 16 Leases

(in thousands)	January 1, 2020	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment and conversion	Other(1)	December 31, 2020
Government grant advances and loans	$7,621	5,910	1,392	364	—	(217)	$15,070
Convertible debt	$30,671	2,050	—	7,902	(16,008)	1,459	$26,074
Venture debt	$12,180	(6,105)	750	1,451	—	—	$8,276
Lease liabilities	$4,104	(1,221)	363	780	—	1,750	$5,776
Interest-bearing financing of receivables	$4,068	9,914	175	71	—	—	$14,228
Total	$58,644	10,548	2,680	10,568	(16,008)	2,992	$69,424
(1) Amounts included in Other for 2018 and 2019 mainly represent the amounts recorded in equity related to the issuance of debt with an equity component, the reduction of grants as the corresponding expense is incurred and new grants to be received. In 2019 and 2020, Other includes as well as additions in lease liabilities, which are non-cash. In 2020, Other includes the liability component and the fair value of the embedded option of the convertible debts converted during the year.